Summary Of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies [Abstract]
Summary of US Dollar Exchange Rates Used By The Group
The US dollar exchange rates used by the Group during the year were as follows:

	Average rate for 2025	Closing rate for 2025	Average rate for 2024	Closing rate for 2024	Average rate for 2023	Closing rate for 2023
USD	1.1199	1.1750	1.0863	1.0389	1.0797	1.1050

Summary of Property, Plant And Equipment Is Depreciated Using The Straight-line Method
Property, plant and equipment is depreciated using the straight-line method, generally based on the following useful lives:

• Buildings	25 to 40 years
• Space segment assets	10 to 18 years
• Ground segment assets	3 to 15 years
• Other fixtures, fittings, tools and equipment	3 to 15 years
• Right-of-use assets	1 to 15 years